UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10603

Name of Registrant: Western Asset Premier Bond Fund

Address of Principal Executive Offices: 385 East Colorado Boulevard, Pasadena, CA 91101

Name and address of agent for service:

Charles A. Ruys de Perez

385 East Colorado Boulevard

Pasadena, CA 91101

Registrant's telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2007

Date of reporting period: 06/30/2007

Item 1.	Report to Shareholders.

Western Asset

Premier Bond Fund

Semi-Annual Report to Shareholders

June 30, 2007

Semi-Annual Report to Shareholders

Fund Highlights

(Amounts in Thousands, except per share amounts) (Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Net Asset Value	$171,948	$173,707
Per Share	$14.99	$15.15
Market Value Per Share	$14.77	$15.15
Net Investment Income	$7,526	$15,717
Per Common Share	$0.66	$1.37
Dividends Paid to Common Shareholders:
Ordinary Income	$6,450	$12,619
Per Common Share	$0.56	$1.10
Long-Term Capital Gains	$666	$2,219
Per Common Share	$0.06	$0.19
Dividends Paid to Preferred Shareholders:
Ordinary Income	$1,387	$3,468
Per Common Share	$0.12	$0.30
Long-Term Capital Gains	$472	$62
Per Common Share	$0.04	$0.01

The Fund

Western Asset Premier Bond Fund (“WEA” or the “Fund”) is a diversified, closed-end management investment company which seeks to provide current income and capital appreciation for its shareholders by investing primarily in a diversified portfolio of investment grade bonds. Substantially all of the Fund’s net investment income (after payment of dividends to holders of preferred shares and interest in connection with other forms of leverage (if applicable)) is distributed to the Fund’s common shareholders. A Dividend Reinvestment Plan is available to those common shareholders of record desiring it. The Fund’s common shares are listed on the New York Stock Exchange (“NYSE”) where they trade under the symbol WEA.

Dividend Reinvestment Plan

The Fund and Computershare Trust Company N.A. (“Agent”), as the Transfer Agent and Registrar of the Fund, offer a convenient way to add shares of the Fund to your account. The Fund offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) on the common shares are automatically invested in shares of the Fund unless the shareholder elects otherwise by contacting the Agent at the address set forth below.

As a participant in the Dividend Reinvestment Plan you will automatically receive your dividend or net capital gains distribution in newly issued shares of the Fund if the market price of a share on the date of the distribution is at or above the NAV of a Fund share, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of the Fund through a broker on the open market. The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution will be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by Computershare in accordance with your instructions.

Additional Information Regarding the Plan

The Fund will pay all costs applicable to the Plan, except for brokerage commissions for open market purchases by the Agent under the Plan, which will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare.

Semi-Annual Report to Shareholders

You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination will be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant will receive a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year.

Inquiries regarding the Plan, as well as notices of termination, should be directed to Computershare Trust Company, N.A. P.O. Box 43010, Providence, Rhode Island 02940-3010—Investor Relations telephone number 1-800-426-5523.

Schedule of Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-202-551-8090.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information relating to the Fund) from the SEC’s web site (http://www.sec.gov). You may request a free report regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund), from the SEC’s website (http://www.sec.gov).

Quarterly Comparison of Market Price and Net Asset Value (“NAV”), Discount or Premium to NAV and Average Daily Volume of Shares Traded

	Market Value	Net Asset Value	Premium/ (Discount)	Average Daily Volume/(Shares)A
September 30, 2006	$15.13	$15.06	0.47%	6,200
December 31, 2006	$15.15	$15.15	0.00%	28,900
March 31, 2007	$15.29	$15.31	(0.13)%	17,438
June 30, 2007	$14.77	$14.99	(1.47)%	16,432

A	Amounts not in thousands

Semi-Annual Report to Shareholders

Portfolio Diversification

June 30, 2007A

The pie chart and bar chart above represent the Fund’s portfolio as of June 30, 2007. The Fund’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time.

A	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
B	Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.

Semi-Annual Report to Shareholders

Portfolio of Investments

June 30, 2007 (Unaudited)

(Amounts in Thousands)

Western Asset Premier Bond Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Long-Term Securities	145.3%

Corporate Bonds and Notes	77.4%

Aerospace and Defense	1.4%
DRS Technologies Inc.		6.625%	2/1/16	$300	$290
L-3 Communications Corp.		6.375%	10/15/15	430	406
Northrop Grumman Corp.		7.750%	2/15/31	1,000	1,189
The Boeing Co.		6.125%	2/15/33	600	618

					2,503

Airlines	9.7%
America West Airlines Inc.		8.057%	7/2/20	3,135	3,390
Continental Airlines Inc.		7.160%	3/24/13	931	931
Continental Airlines Inc.		6.900%	1/2/18	1,024	1,044
Continental Airlines Inc.		6.820%	5/1/18	959	973
Continental Airlines Inc.		6.545%	2/2/19	1,870	1,903
Continental Airlines Inc.		8.048%	11/1/20	708	766
Continental Airlines Inc.		6.703%	6/15/21	965	972
Northwest Airlines Inc.		5.848%	8/6/13	2,436	2,387	A
United Air Lines Inc.		7.032%	10/1/10	288	290
United Air Lines Inc.		7.186%	4/1/11	60	62
United Air Lines Inc.		6.602%	9/1/13	1,168	1,177
US Airways Pass-Through Trust		6.850%	1/30/18	2,674	2,774

					16,669

Auto Components	0.2%
Visteon Corp.		8.250%	8/1/10	435	432

Automobiles	1.6%
DaimlerChrysler NA Holding Corp.		7.300%	1/15/12	1,000	1,061
DaimlerChrysler NA Holding Corp.		8.500%	1/18/31	1,000	1,264
Ford Motor Co.		4.250%	12/15/36	80	100	B
General Motors Corp.		8.375%	7/15/33	420	383

					2,808

Building Products	0.3%
Nortek Inc.		8.500%	9/1/14	180	171
NTK Holdings Inc.		0.000%	3/1/14	550	399	C

					570

Capital Markets	2.4%
Credit Suisse USA Inc.		6.500%	1/15/12	1,125	1,165
E*Trade Financial Corp.		7.375%	9/15/13	160	162

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Capital Markets—Continued
E*Trade Financial Corp.		7.875%	12/1/15	$35	$36
Morgan Stanley		6.600%	4/1/12	1,500	1,556	D
The Goldman Sachs Group Inc.		6.600%	1/15/12	1,200	1,243	D

					4,162

Chemicals	1.8%
Georgia Gulf Corp.		9.500%	10/15/14	310	308
Huntsman International LLC		7.875%	11/15/14	95	102
Lyondell Chemical Co.		10.500%	6/1/13	135	146
The Dow Chemical Co.		6.000%	10/1/12	2,500	2,526
Westlake Chemical Corp.		6.625%	1/15/16	70	66

					3,148

Commercial Services and Supplies	1.4%
Allied Security Escrow Corp.		11.375%	7/15/11	60	61
Rental Service Corp.		9.500%	12/1/14	200	204	E
Waste Management Inc.		7.375%	5/15/29	2,000	2,106
Waste Management Inc.		7.750%	5/15/32	40	44

					2,415

Communications Equipment	N.M.
Motorola Inc.		7.625%	11/15/10	64	67

Computers and Peripherals	0.1%
International Business Machines Corp.		4.750%	11/29/12	240	232

Consumer Finance	2.0%
Ford Motor Credit Co.		8.105%	1/13/12	70	70	A
GMAC LLC		6.875%	8/28/12	150	147
GMAC LLC		8.000%	11/1/31	1,530	1,564
HSBC Finance Corp.		4.750%	7/15/13	1,670	1,577

					3,358

Containers and Packaging	0.3%
Graham Packaging Co. Inc.		9.875%	10/15/14	298	301
Graphic Packaging International Corp.		9.500%	8/15/13	210	218

					519

Distributors	0.2%
Keystone Automotive Operations Inc.		9.750%	11/1/13	480	418

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Diversified Consumer Services	0.3%
Education Management LLC		8.750%	6/1/14	$100	$102
Education Management LLC		10.250%	6/1/16	240	253
Service Corp. International		6.750%	4/1/16	140	133
Service Corp. International		7.625%	10/1/18	5	5
Service Corp. International		7.500%	4/1/27	60	56	E

					549

Diversified Financial Services	6.3%
AAC Group Holding Corp.		0.000%	10/1/12	440	396	C
Air 2 US		8.027%	10/1/19	506	523	E
Boeing Capital Corp.		6.500%	2/15/12	1,000	1,043
Boeing Capital Corp.		5.800%	1/15/13	400	406
CCM Merger Inc.		8.000%	8/1/13	140	139	E

Citigroup Inc.		6.625%	6/15/32	1,000	1,042
DI Finance LLC		9.500%	2/15/13	502	534
Fuji Co. Ltd.		9.870%	6/30/08	790	821	C,E
General Electric Capital Corp.		3.750%	12/15/09	740	713
General Electric Capital Corp.		6.000%	6/15/12	700	713
General Electric Capital Corp.		5.450%	1/15/13	250	247
GrafTech Finance Inc.		10.250%	2/15/12	41	43
JPMorgan Chase and Co.		5.750%	1/2/13	1,750	1,750	D
JPMorgan Chase and Co.		5.125%	9/15/14	1,300	1,248	D
Milacron Escrow Corp.		11.500%	5/15/11	410	397
Rainbow National Services LLC		8.750%	9/1/12	100	104	E
Vanguard Health Holding Co. II LLC		9.000%	10/1/14	735	728

					10,847

Diversified Telecommunication Services	2.7%
AT&T Inc.		6.250%	3/15/11	1,000	1,022	F
BellSouth Corp.		6.000%	10/15/11	1,000	1,013
Cincinnati Bell Inc.		7.000%	2/15/15	330	323
Cincinnati Bell Inc.		6.300%	12/1/28	25	22
Citizens Communications Co.		9.250%	5/15/11	90	97
Citizens Communications Co.		7.125%	3/15/19	50	47
Citizens Communications Co.		7.875%	1/15/27	95	92
Citizens Communications Co.		7.050%	10/1/46	25	21
Hawaiian Telcom Communications Inc.		12.500%	5/1/15	215	244
Level 3 Financing Inc.		9.250%	11/1/14	120	121
Level 3 Financing Inc.		9.150%	2/15/15	50	50	A,E
Qwest Communications International Inc.		7.250%	2/15/11	160	161

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Diversified Telecommunication Services—Continued
Qwest Corp.		7.875%	9/1/11	$390	$407
Qwest Corp.		8.875%	3/15/12	140	151
Qwest Corp.		7.500%	10/1/14	150	154
Telcordia Technologies Inc.		10.000%	3/15/13	485	432	E
Windstream Corp.		8.625%	8/1/16	320	338

					4,695

Electric Utilities	4.3%
Duke Energy Corp.		6.250%	1/15/12	250	257
Edison Mission Energy		7.500%	6/15/13	20	20
Edison Mission Energy		7.750%	6/15/16	180	179
FirstEnergy Corp.		6.450%	11/15/11	610	626
FirstEnergy Corp.		7.375%	11/15/31	3,040	3,291
IPALCO Enterprises Inc.		8.625%	11/14/11	130	139	G
Midwest Generation LLC		8.560%	1/2/16	83	89
Niagara Mohawk Power Corp.		7.750%	10/1/08	1,500	1,538
Orion Power Holdings Inc.		12.000%	5/1/10	150	169
Progress Energy Inc.		7.100%	3/1/11	117	123
Progress Energy Inc.		6.850%	4/15/12	750	786
TXU Electric Delivery Co.		7.000%	9/1/22	250	261

					7,478

Energy Equipment and Services	0.3%
Gulfmark Offshore Inc.		7.750%	7/15/14	270	273
Pride International Inc.		7.375%	7/15/14	240	240

					513

Food and Staples Retailing	2.0%
CVS Corp.		5.789%	1/10/26	913	872	E
CVS Lease Pass-Through Trust		5.880%	1/10/28	988	948	E
CVS Lease Pass-Through Trust		6.036%	12/10/28	989	960	E
Delhaize America Inc.		9.000%	4/15/31	166	201
Safeway Inc.		5.800%	8/15/12	500	500

					3,481

Food Products	0.1%
Dole Food Co. Inc.		7.250%	6/15/10	285	275

Gas Utilities	0.6%
AmeriGas Partners LP		7.250%	5/20/15	90	89
Panhandle Eastern Pipe Line Co.		4.800%	8/15/08	400	396

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Gas Utilities—Continued	0.6%
Southern Natural Gas Co.		8.000%	3/1/32	$20	$23
Suburban Propane Partners LP		6.875%	12/15/13	580	560

					1,068

Health Care Equipment and Supplies	0.1%
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	250	251

Health Care Providers and Services	2.7%
Community Health Systems Inc.		8.875%	7/15/15	600	608	E
DaVita Inc.		6.625%	3/15/13	100	98	E
DaVita Inc.		7.250%	3/15/15	300	296
HCA Inc.		6.250%	2/15/13	85	77
HCA Inc.		6.500%	2/15/16	105	89
HCA Inc.		9.250%	11/15/16	195	208	E
HCA Inc.		9.625%	11/15/16	175	188	E,H
HCA Inc.		7.690%	6/15/25	90	78
HCA Inc.		7.500%	11/15/95	185	147
Tenet Healthcare Corp.		9.250%	2/1/15	2,810	2,669
Triad Hospitals Inc.		7.000%	11/15/13	150	158

					4,616

Hotels, Restaurants and Leisure	1.8%
Buffets Inc.		12.500%	11/1/14	275	263
Denny’s Holdings Inc.		10.000%	10/1/12	90	95
El Pollo Loco Inc.		11.750%	11/15/13	195	206
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	530	568
MGM MIRAGE		8.500%	9/15/10	10	11
Pinnacle Entertainment Inc.		8.250%	3/15/12	250	258
Pokagon Gaming Authority		10.375%	6/15/14	250	276	E
Premier Entertainment Biloxi LLC		10.750%	2/1/12	707	735
River Rock Entertainment Authority		9.750%	11/1/11	180	189
Sbarro Inc.		10.375%	2/1/15	100	97
Snoqualmie Entertainment Authority		9.150%	2/1/14	110	111	A,E
Station Casinos Inc.		7.750%	8/15/16	205	203
Station Casinos Inc.		6.625%	3/15/18	100	86

					3,098

Household Durables	0.7%
American Greetings Corp.		7.375%	6/1/16	20	20
Interface Inc.		10.375%	2/1/10	400	430
K Hovnanian Enterprises Inc.		8.625%	1/15/17	300	288

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Household Durables—Continued
Norcraft Cos.		9.000%	11/1/11	$360	$372
Norcraft Holdings LP		0.000%	9/1/12	155	142	C

					1,252

Household Products	0.1%
Nutro Products Inc.		10.750%	4/15/14	95	110	E

Independent Power Producers and Energy Traders	2.3%
Dynegy Holdings Inc.		7.750%	6/1/19	450	419	E
Exelon Generation Co. LLC		6.950%	6/15/11	2,000	2,076
Mirant North America LLC		7.375%	12/31/13	350	358
NRG Energy Inc.		7.375%	2/1/16	505	506
NRG Energy Inc.		7.375%	1/15/17	225	226
The AES Corp.		9.000%	5/15/15	440	466	E

					4,051

Internet and Catalog Retail	0.1%
FTD Inc.		7.750%	2/15/14	140	139

IT Services	1.1%
Electronic Data Systems Corp.		7.125%	10/15/09	700	721
Electronic Data Systems Corp.		7.450%	10/15/29	500	509
SunGard Data Systems Inc.		10.250%	8/15/15	630	666

					1,896

Leisure Equipment and Products	1.0%
Eastman Kodak Co.		7.250%	11/15/13	1,800	1,800

Media	7.0%
Affinion Group Inc.		10.125%	10/15/13	180	192
Affinion Group Inc.		11.500%	10/15/15	225	243
AMC Entertainment Inc.		11.000%	2/1/16	425	470
CCH I Holdings LLC		11.750%	5/15/14	470	462	C
CCH I Holdings LLC		12.125%	1/15/15	125	126
CCH I Holdings LLC		11.000%	10/1/15	337	352
CCH II Holdings LLC		10.250%	9/15/10	280	293
Charter Communications Holdings LLC		11.750%	5/15/11	110	112	C
Charter Communications Holdings LLC		12.125%	1/15/12	60	62	C
Clear Channel Communications Inc.		4.900%	5/15/15	700	565

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Media—Continued
CMP Susquehanna Corp.		9.875%	5/15/14	$190	$190	E
Comcast Cable Communications Inc.		6.750%	1/30/11	500	517
Comcast Corp.		5.900%	3/15/16	400	393
Comcast Corp.		7.050%	3/15/33	1,000	1,032
CSC Holdings Inc.		8.125%	7/15/09	30	31
CSC Holdings Inc.		8.125%	8/15/09	40	41
CSC Holdings Inc.		7.625%	4/1/11	50	50
CSC Holdings Inc.		6.750%	4/15/12	250	237
CSC Holdings Inc.		7.875%	2/15/18	45	43
Dex Media East LLC		12.125%	11/15/12	122	131
EchoStar DBS Corp.		7.000%	10/1/13	600	591
Idearc Inc.		8.000%	11/15/16	180	182
ION Media Networks Inc.		11.606%	1/15/13	55	57	A,E
Lamar Media Corp.		6.625%	8/15/15	120	114
Liberty Media LLC		3.750%	2/15/30	1,860	1,155	B
News America Holdings Inc.		8.875%	4/26/23	400	482
News America Inc.		6.625%	1/9/08	300	301
PRIMEDIA Inc.		8.875%	5/15/11	115	118
Time Warner Inc.		6.875%	5/1/12	1,400	1,461
Time Warner Inc.		7.700%	5/1/32	1,150	1,244
TL Acquisitions Inc.		10.500%	1/15/15	270	268	E
Univision Communications Inc.		9.750%	3/15/15	115	114	E,H
WMG Acquisition Corp.		7.375%	4/15/14	170	158
XM Satellite Radio Inc.		9.750%	5/1/14	190	186

					11,973

Metals and Mining	1.5%
Alcoa Inc.		5.375%	1/15/13	750	726
Chaparral Steel Co.		10.000%	7/15/13	20	22
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	960	1,025
Metals USA Inc.		11.125%	12/1/15	445	485
Noranda Aluminium Holding Corp.		11.146%	11/15/14	155	151	A,E,H
Tube City IMS Corp.		9.750%	2/1/15	130	133	E

					2,542

Multi-Utilities	0.6%
Dominion Resources Inc.		5.700%	9/17/12	770	771
MidAmerican Energy Holdings Co.		5.875%	10/1/12	250	252

					1,023

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Corporate Bonds and Notes—Continued

Multiline Retail	0.2%
The Neiman-Marcus Group Inc.		9.000%	10/15/15	$260		$278	H

Oil, Gas and Consumable Fuels	10.5%
Belden and Blake Corp.		8.750%	7/15/12	750		769
Chesapeake Energy Corp.		6.375%	6/15/15	480		458
Chesapeake Energy Corp.		6.625%	1/15/16	30		29
Colorado Interstate Gas Co.		6.800%	11/15/15	150		154
Complete Production Services Inc.		8.000%	12/15/16	150		151	E
ConocoPhillips		4.750%	10/15/12	1,000		969
DCP Midstream LP		7.875%	8/16/10	750		796
Devon Energy Corp.		7.950%	4/15/32	1,000		1,169
Devon Financing Corp. ULC		6.875%	9/30/11	2,000		2,088
El Paso Corp.		6.375%	2/1/09	333		334
El Paso Corp.		7.750%	6/15/10	1,496		1,552
El Paso Corp.		7.800%	8/1/31	190		192
Encore Acquisition Co.		6.000%	7/15/15	45		40
Exco Resources Inc.		7.250%	1/15/11	275		274
Gazprom		6.790%	10/29/09	31,200	RUB	1,227
Gazprom		7.000%	10/27/11	10,400	RUB	410
Hess Corp.		7.875%	10/1/29	1,640		1,849
Hess Corp.		7.300%	8/15/31	60		64
International Coal Group Inc.		10.250%	7/15/14	220		227
Kinder Morgan Energy Partners LP		7.125%	3/15/12	500		526
Occidental Petroleum Corp.		6.750%	1/15/12	500		526
Parker Drilling Co.		9.625%	10/1/13	300		320
Petrohawk Energy Corp.		9.125%	7/15/13	145		153
Pogo Producing Co.		6.875%	10/1/17	290		288
SemGroup LP		8.750%	11/15/15	305		307	E
SESI LLC		6.875%	6/1/14	10		10
Sonat Inc.		7.625%	7/15/11	500		519
St Acquisition Corp.		12.500%	5/15/17	375		354	E
Stone Energy Corp.		8.250%	12/15/11	160		160
Texas Eastern Transmission		5.250%	7/15/07	750		750
The Williams Cos. Inc.		7.500%	1/15/31	902		934
The Williams Cos. Inc.		8.750%	3/15/32	85		98
Valero Energy Corp.		7.500%	4/15/32	400		437

						18,134

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Paper and Forest Products	2.5%
Appleton Papers Inc.		8.125%	6/15/11	$5	$5
Appleton Papers Inc.		9.750%	6/15/14	305	320
NewPage Corp.		12.000%	5/1/13	260	284
Verso Paper Holdings LLC		11.375%	8/1/16	215	230	E
Weyerhaeuser Co.		6.750%	3/15/12	2,400	2,483
Weyerhaeuser Co.		7.375%	3/15/32	1,000	1,015

					4,337

Pharmaceuticals	0.1%
Leiner Health Products Inc.		11.000%	6/1/12	280	265

Real Estate Investment Trusts	0.2%
Ventas Inc.		6.750%	4/1/17	260	257

Real Estate Management and Development	0.3%
Ashton Woods USA LLC		9.500%	10/1/15	125	115
Kimball Hill Inc.		10.500%	12/15/12	45	41
Realogy Corp.		12.375%	4/15/15	460	420	E

					576

Road and Rail	1.8%
Hertz Corp.		10.500%	1/1/16	645	713
Horizon Lines LLC		9.000%	11/1/12	244	258
Kansas City Southern Railway		7.500%	6/15/09	150	149
Union Pacific Corp.		6.125%	1/15/12	2,000	2,026

					3,146

Semiconductors and Semiconductor Equipment	0.1%
Freescale Semiconductor Inc.		8.875%	12/15/14	235	224	E

Software	0.1%
Activant Solutions Inc.		9.500%	5/1/16	165	162

Specialty Retail	0.1%
Blockbuster Inc.		9.000%	9/1/12	140	130
Eye Care Centers of America Inc.		10.750%	2/15/15	40	44

					174

Textiles, Apparel and Luxury Goods	0.3%
Levi Strauss and Co.		9.750%	1/15/15	120	128
Levi Strauss and Co.		8.875%	4/1/16	50	51

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Textiles, Apparel and Luxury Goods—Continued
Oxford Industries Inc.		8.875%	6/1/11	$180	$186
Simmons Co.		0.000%	12/15/14	90	76	C

					441

Thrifts and Mortgage Finance	0.3%
Washington Mutual Bank		5.500%	1/15/13	440	430

Tobacco	0.9%
Alliance One International Inc.		11.000%	5/15/12	130	143
Altria Group Inc.		7.000%	11/4/13	250	265
Altria Group Inc.		7.750%	1/15/27	1,000	1,169

					1,577

Trading Companies and Distributors	0.5%
Ashtead Capital Inc.		9.000%	8/15/16	129	135	E
H&E Equipment Services Inc.		8.375%	7/15/16	300	315
Penhall International Corp.		12.000%	8/1/14	390	421	E

					871

Transportation Infrastructure	0.4%
H-Lines Finance Holding Corp.		0.000%	4/1/13	247	242	C
Hawker Beechcraft Acquisition Co.		9.750%	4/1/17	380	397	E

					639

Wireless Telecommunication Services	1.5%
AT&T Mobility LLC		6.500%	12/15/11	250	258
New Cingular Wireless Services Inc.		8.125%	5/1/12	500	550
Rural Cellular Corp.		9.875%	2/1/10	100	104
Rural Cellular Corp.		8.250%	3/15/12	135	138
Sprint Capital Corp.		8.375%	3/15/12	1,450	1,580

					2,630

Total Corporate Bonds and Notes (Cost—$130,505)					133,099
Asset-Backed Securities	11.1%

Fixed Rate Securities	7.3%
ACE Securities Corp. 2002-M Trust		0.000%	10/13/17	312	6	E,I
America West Airlines 1996-1 A		6.850%	1/2/11	292	294
BankAmerica Manufactured Housing Contract 1997-2 M		6.900%	4/10/28	100	119
Captiva CBO 1997-1A A		6.860%	11/30/09	326	326	E,J

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Fixed Rate Securities—Continued
Conseco Finance Securitizations Corp. 2002-1 A		6.681%	12/1/33	$867	$874
Contimortgage Home Equity Trust 1997-4 B1F		7.330%	10/15/28	696	598
Firstfed Corp. Manufactured Housing Contract 1996-1 B		8.060%	10/15/22	2,100	3,053	E
Global Franchise Trust 1998-1 A2		6.659%	10/10/11	2,215	2,180	E
Green Tree Financial Corp. 1992-2 B		9.150%	1/15/18	449	365
Green Tree Financial Corp. 1993-1 B		8.450%	4/15/18	599	539
Green Tree Financial Corp. 1999-4 A5		6.970%	5/1/31	118	118
Green Tree Home Improvement Loan Trust 1996-D HIB2		8.000%	9/15/27	165	148
Greenpoint Manufactured Housing 1999-5 A5		7.820%	12/15/29	706	738
Indymac Manufactured Housing Contract 1997-1 A5		6.970%	2/25/28	420	407
Mutual Fund Fee 2002-2		9.550%	4/30/08	561	19	E
Mutual Fund Fee Trust XIII Series 2000-3		9.070%	7/1/08	2,888	211	E
Oakwood Mortgage Investors Inc. 2002-B A3		6.060%	3/15/25	403	367
Pegasus Aviation Lease Securitization 2000-1 A2		8.370%	3/25/30	1,300	884	E
Saxon Asset Securities Trust 2000-2 MF1		8.870%	7/25/30	677	675
Vanderbilt Mortgage Finance 1997-B 1B2		8.155%	10/7/26	592	603

					12,524

Indexed SecuritiesA	1.4%
ACE Securities Corp. 2005-SD1 A1		5.720%	11/25/50	336	336
Bayview Financial Asset Trust 2004-SSRA A1		5.920%	12/25/39	776	777	E
CS First Boston Mortgage Securities Corp. 2004-CF2 2A1		5.790%	5/25/44	180	180	E
Residential Asset Mortgage Products Inc. 2004-RZ1 AII		5.560%	3/25/34	528	529
Residential Asset Securities Corp. 2001-KS3 AII		5.780%	9/25/31	506	506

					2,328

Stripped Securities	0.9%
Bear Stearns Asset Backed Securities Trust 2006-SD3 1P0		0.000%	8/25/36	2,054	1,480	K2
Oakwood Mortgage Investors Inc. 2002-C AIO		6.000%	8/15/10	734	95	K1

					1,575

Variable Rate SecuritiesL	1.5%
GSAMP Trust 2003-SEA2 A1		4.422%	7/25/33	2,869	2,607

Total Asset-Backed Securities (Cost—$20,247)					19,034

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities	6.2%

Fixed Rate Securities	2.9%
Asset Securitization Corp. 1996-D2 A1		6.920%	2/14/29	$1	$1
Bear Stearns Asset Backed Securities Trust 2002-AC1 B4		7.000%	1/25/32	1,402	1,406	E
Commercial Mortgage Acceptance Corp. 1997-ML1 A4		6.735%	12/15/30	1,429	1,428
Enterprise Mortgage Acceptance Co. 1999-1 A1		6.420%	10/15/25	44	19	E
GMAC Commercial Mortgage Securities Inc. 1998-C1 A2		6.700%	5/15/30	332	333
GMAC Commercial Mortgage Securities Inc. 1998-C1 D		6.974%	5/15/30	1,000	1,008
Metropolitan Asset Funding Inc. 1998-BI B1		8.000%	11/20/24	1,000	844

					5,039

Indexed SecuritiesA	2.3%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	1,050	1,002
BlackRock Capital Finance LP 1997-R2 B5		6.867%	12/25/35	742	445	E
Harborview Mortgage Loan Trust 2004-8 3A2		5.720%	11/19/34	401	402
Harborview Mortgage Loan Trust 2005-9 B10		7.070%	6/20/35	1,406	1,168
Merit Securities Corp. 11PA B3		7.570%	9/28/32	850	212	E
Regal Trust IV 1999-1 A		5.892%	9/29/31	227	225	E
Washington Mutual Inc. 2004-AR12 A2A		5.765%	10/25/44	409	411

					3,865

Stripped Securities	1.0%
LB-UBS Commercial Mortgage Trust 2001-C3 X		0.947%	6/15/36	2,696	86	E,K1
Prime Mortgage Trust 2005-2 2XB		1.743%	10/25/32	4,090	441	K1
Prime Mortgage Trust 2005-5 1X		0.866%	7/25/34	16,287	333	K1
Prime Mortgage Trust 2005-5 1XB		1.570%	7/25/34	3,295	337	K1
Residential Asset Mortgage Products, Inc. 2005-SL2 AP0		0.000%	2/25/32	714	563	K2

					1,760

Total Mortgage-Backed Securities (Cost—$10,663)					10,664
U.S. Government and Agency Obligations	8.4%

Fixed Rate Securities	3.1%
United States Treasury Bonds		5.375%	2/15/31	2,500	2,567	D
United States Treasury Bonds		4.500%	2/15/36	850	769	D
United States Treasury Notes		4.625%	2/15/17	610	591	D

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
United States Treasury Notes		4.500%	5/15/17	$1,560	$1,496	D

					5,423

Treasury Inflation-Protected SecuritiesM	5.3%
United States Treasury Inflation-Protected Security		3.625%	1/15/08	2,942	2,944	D
United States Treasury Inflation-Protected Security		3.000%	7/15/12	2,931	2,987	D
United States Treasury Inflation-Protected Security		2.000%	7/15/14	3,289	3,157	D

					9,088

Total U.S. Government and Agency Obligations (Cost—$14,600)					14,511
U.S. Government Agency Mortgage-Backed Securities	7.5%

Fixed Rate Securities	7.5%
Fannie Mae		6.000%	12/1/37	12,000	11,869	N
Fannie Mae		6.500%	8/25/44	974	981

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$12,949)					12,850
Yankee BondsJ	22.7%

Aerospace and Defense	0.1%
Systems 2001 Asset Trust		6.664%	9/15/13	229	238E

Chemicals	0.2%
Methanex Corp.		8.750%	8/15/12	195	215
Montell Finance Co. BV		8.100%	3/15/27	200	182	E

					397

Commercial Banks	1.2%
ATF Capital BV		9.250%	2/21/14	660	703	E
HSBK Europe BV		7.250%	5/3/17	600	589	E
ICICI Bank Ltd.		6.375%	4/30/22	284	270	C,E
TuranAlem Finance BV		8.250%	1/22/37	440	423	E

					1,985

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee BondsJ—Continued

Containers and Packaging	0.1%
Smurfit Kappa Funding PLC		7.750%	4/1/15	$230	$230

Diversified Financial Services	1.1%
Banagricola DPR Funding Ltd.		6.370%	3/15/10	1,155	1,159	A,E
Basell AF SCA		8.375%	8/15/15	150	143	E
UFJ Finance Aruba AEC		6.750%	7/15/13	500	528

					1,830

Diversified Telecommunication Services	1.8%
Axtel SA		11.000%	12/15/13	221	243
Deutsche Telekom International Finance BV		5.250%	7/22/13	600	580
France Telecom SA		8.500%	3/1/31	600	754	G
Intelsat Bermuda Ltd.		9.250%	6/15/16	225	239
Intelsat Bermuda Ltd.		11.250%	6/15/16	340	381
Nordic Telephone Co. Holdings ApS		8.875%	5/1/16	130	138	E
NTL Cable PLC		9.125%	8/15/16	140	146
Wind Acquisition Finance SA		10.750%	12/1/15	500	574	E

					3,055

Electric Utilities	1.0%
Hydro-Quebec		6.300%	5/11/11	1,700	1,755

Energy Equipment and Services	0.1%
Compagnie Generale de Geophysique-Veritas		7.500%	5/15/15	210	210

Foreign Government	8.3%
Dominican Republic		9.500%	9/27/11	366	389	E
Federative Republic of Brazil		7.125%	1/20/37	856	925
Republic of Argentina		7.000%	9/12/13	818	777
Republic of Colombia		11.750%	2/25/20	768	1,135
Republic of Ecuador		10.000%	8/15/30	605	496	C,E
Republic of El Salvador		8.250%	4/10/32	412	505	E
Republic of Honduras		5.827%	10/1/11	151	149	A
Republic of Panama		9.375%	4/1/29	1,147	1,520
Republic of Panama		6.700%	1/26/36	242	247
Republic of Peru		8.750%	11/21/33	700	907
Republic of Peru		6.550%	3/14/37	427	429
Republic of Venezuela		9.375%	1/13/34	2	2
Russian Federation		7.500%	3/31/30	4,005	4,411	C,E
United Mexican States		7.500%	4/8/33	49	57

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee BondsJ—Continued

Foreign Government—Continued
United Mexican States		6.750%	9/27/34	$2,170	$2,314

					14,263

Industrial Conglomerates	2.3%
Tyco International Group SA		6.375%	10/15/11	1,000	1,030
Tyco International Group SA		6.875%	1/15/29	2,615	3,018

					4,048

Insurance	0.6%
XL Capital Ltd.		5.250%	9/15/14	1,000	955	D

Media	N.M.
Quebecor Media Inc.		7.750%	3/15/16	55	56

Metals and Mining	0.6%
Novelis Inc.		7.250%	2/15/15	105	108
Vale Overseas Ltd.		6.875%	11/21/36	920	925

					1,033

Oil, Gas and Consumable Fuels	4.0%
Anadarko Finance Co.		6.750%	5/1/11	750	774
Anadarko Finance Co.		7.500%	5/1/31	1,000	1,075
Burlington Resources Finance Co.		7.400%	12/1/31	450	514
Gazprom		6.212%	11/22/16	540	526	E
Gazprom		6.510%	3/7/22	230	227	E
OPTI Canada Inc.		7.875%	12/15/14	320	321	E
OPTI Canada Inc.		8.250%	12/15/14	125	127	E
Petrozuata Finance Inc.		8.220%	4/1/17	2,880	2,880	E
Western Oil Sands Inc.		8.375%	5/1/12	342	374

					6,818

Paper and Forest Products	0.2%
Abitibi-Consolidated Co. of Canada		8.375%	4/1/15	350	306

Road and Rail	0.7%
Canadian Pacific Railway Co.		6.250%	10/15/11	1,000	1,021
Grupo Transportacion Ferroviaria Mexicana SA de CV		9.375%	5/1/12	170	182

					1,203

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE
Yankee BondsJ—Continued

Semiconductors and Semiconductor Equipment	0.1%
NXP BV/NXP Funding LLC		7.875%	10/15/14	$150		$148
NXP BV/NXP Funding LLC		9.500%	10/15/15	45		44

						192

Wireless Telecommunication Services	0.3%
True Move Co. Ltd.		10.750%	12/16/13	200		212	E
Vodafone Group PLC		7.750%	2/15/10	250		263

						475

Total Yankee Bonds (Cost—$36,274)						39,049
Foreign Government Obligations	4.5%
Federative Republic of Brazil		6.000%	5/15/15	4	BRL	3,028	O
Federative Republic of Brazil		6.000%	5/15/45	4	BRL	3,347	O
Republic of Argentina		3.904%	1/3/10	2,067	ARS	1,282	O

Total Foreign Government Obligations (Cost—$5,992)						7,657
Preferred Stocks	3.8%
Chesapeake Energy Corp.		6.250%		0.3	shs	96	B
Fannie Mae		5.375%		—	P	1,487	B
Freddie Mac		3.850%		—	P	5	A
Freddie Mac		5.000%		—	P	9
General Motors Corp.		5.250%		225		4,972	B

Total Preferred Stocks (Cost—$5,140)						6,569
Trust Preferred Securities	3.7%
Corp-Backed Trust Certificates		7.375%		34		695
Corp-Backed Trust Certificates		8.000%		16		318
CORTS Trust for Ford Motor Co.		8.000%		155		3,159
PreferredPlus TR-CCR1		8.250%		5		109
SATURNS-F 2003-5		8.125%		104		2,134

Total Trust Preferred Securities (Cost—$5,033)						6,415

Total Long-Term Securities (Cost—$241,403)						249,848

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Short-Term Securities	13.6%

Foreign Government Obligations	1.0%
Egypt Treasury Bills		0.000%	11/6/07	450	EGP	$77	I
Egypt Treasury Bills		0.000%	10/30/07	9,375	EGP	1,598	I

						1,675

Repurchase Agreement	12.6%
Merrill Lynch Government Securities Inc. 5.15%, dated 06/29/07, to be repurchased at $21,725 on 7/2/07 (Collateral: $21,986 Fannie Mae notes, 5.3%, due 4/16/10, value $22,150)				$21,716		21,716

Total Short-Term Securities (Cost—$23,379)						23,391
Total Investments (Cost—$264,782)	158.9%					273,239
Other Assets Less Liabilities	(17.0)%					(29,291)
Liquidation value of preferred shares	(41.9)%					(72,000)

Net Assets Applicable to Common Shareholders	100.0%					$171,948

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION
Futures Contracts WrittenQ
U.S. Treasury Bond Futures	September 2007	104	$148

N.M.—Not Meaningful.

A

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2007.

B	Convertible Security – Security may be converted into the issuer’s common stock.
C

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D	Position, or a portion thereof, with an aggregate market value of $21,263 has been segregated to collateralize reverse repurchase agreements.
E

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 20.75% of net assets.

F	All or a portion of this security is collateral to cover futures and options contracts written.
G	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
H	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
I	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

Semi-Annual Report to Shareholders

J	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
K

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

L	The coupon rates shown on variable rate securities are the rates at June 30, 2007. These rates vary with the weighted average coupon of the underlying loans.
M

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

N	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
O

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

P	Amount represents less than 50.
Q	Futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.

ARS—Argentine Peso

BRL—Brazilian Real

EGP—Egyptian Pound

RUB—Russian Ruble

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

June 30, 2007 (Unaudited)

(Amounts in Thousands)

Western Asset Premier Bond Fund

Assets:
Investment securities at market value (Cost—$241,403)		$249,848
Short-term securities at value (Cost—$23,379)		23,391
Swap contracts at value		200
Cash		18
Foreign currency at value (Cost—$450)		462
Interest and dividends receivable		3,830
Receivable for securities sold		144
Other assets		30

Total assets		277,923

Liabilities:
Payable for reverse repurchase agreement	$20,082
Payable for securities purchased	13,389
Accrued advisory fee	85
Accrued administrative fees	25
Income distribution payable to common shareholders	20
Futures variation margin payable	101
Accrued expenses	273

Total liabilities		33,975

Preferred Shares:
No par value, 3 shares authorized, issued and outstanding, $25 liquidation value per share (Note 5)		72,000

Net Assets Applicable to Common Shareholders		$171,948

Composition of Net Assets Applicable to Common Shareholders:
Common shares, no par value, unlimited number of shares authorized, 11,468 shares issued and outstanding (Note 4)		$162,481
Overdistributed net investment income		(1,752)
Accumulated net realized gain on investments, futures, swaps and foreign currency transactions		2,276
Unrealized appreciation of investments, futures, swaps and foreign currency translations		8,943

Net Assets Applicable to Common Shareholders		$171,948

Net asset value per common share:
($171,948 ÷ 11,468 common shares issued and outstanding)		$14.99

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

For the Six Months Ended June 30, 2007 (Unaudited)

(Amounts in Thousands)

Western Asset Premier Bond Fund

	FOR THE SIX MONTHS ENDED JUNE 30, 2007
Investment Income:
Interest	$8,974
Dividends	222

Total income		$9,196

Expenses:
Management and administration fees	673
Audit and legal fees	136
Custodian fees	19
Trustees’ fees and expenses	8
Registration fees	22
Reports to shareholders	38
Transfer agent and shareholder servicing expense	11
Other expenses	19
Preferred shares rating agency fees	6
Preferred shares auction agent fee expense	89

Total operating expenses	1,021
Less: Compensating balance credits	(6)
Interest expense	655

Net expenses		1,670

Net Investment Income		7,526

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	1,706
Futures	317
Swaps	9
Foreign currency transactions	(6)

		2,026
Change in unrealized appreciation/depreciation of:
Investments, futures, swaps and foreign currency translations	(2,396)
Assets and liabilities denominated in foreign currency	1

Net realized and unrealized gain/(loss) on investments		(2,395)

Change in net assets resulting from operations		(369)

Dividends to Preferred Shareholders from:		7,157

Net investment income	(1,387)
Net realized gain on investments	(472)

		(1,859)

Change in Net Assets Applicable to Common Shareholders Resulting From Operations		$5,298

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets Applicable to Common Shareholders

(Amounts in Thousands)

Western Asset Premier Bond Fund

	FOR THE SIX MONTHS ENDED JUNE 30, 2007	FOR THE YEAR ENDED DECEMBER 31, 2006
Change in Net Assets Applicable to Common Shareholders:	(Unaudited)
Net investment income	$7,526	$15,717
Net realized gain	2,026	5,441
Change in unrealized appreciation/depreciation	(2,395)	(228)

Change in net assets resulting from operations	7,157	20,930

Dividends to preferred shareholders from:
Net investment income	(1,387)	(3,468)
Net realized gain on investments	(472)	(62)

Change in Net Assets Applicable to Common Shareholders Resulting from Operations	5,298	17,400

Distributions to Common Shareholders from:
Net investment income	(6,450)	(12,619)
Net realized gain on investments	(666)	(2,219)

Capital Transactions:
Reinvestment of dividends resulting in the issuance of 4 and 9 common shares, respectively	59	135

Change in net assets	(1,759)	2,697

Net Assets:
Beginning of period	173,707	171,010

End of period	$171,948	$173,707

Overdistributed net investment income	$(1,752)	$(1,441)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	FOR THE SIX MONTHS ENDED JUNE 30, 2007		FOR THE YEARS ENDED DECEMBER 31,
			2006	2005	2004	2003	2002A
	(Unaudited)
Investment Operations:
Net asset value per common share, beginning of period	$15.15		$14.93	$15.52	$15.00	$13.57	$14.32	B

Net investment incomeC	.66		1.37	1.37	1.33	1.32	1.02
Net realized and unrealized gain/(loss)	(.04)		.45	(.55)	.56	1.51	(.63)
Dividends paid to preferred shareholders:
From net investment income	(.12)		(.30)	(.21)	(.09)	(.08)	(.03)
From net realized gain on investments	(.04)		(.01)	—	—	—	—

Total from investment operations applicable to Common Shareholders	.46		1.51	.61	1.80	2.75	.36

Distributions paid to common shareholders from:
Net investment income	(.56)		(1.10)	(1.20)	(1.28)	(1.31)	(.97)
Net realized gain on investments	(.06)		(.19)	—	—	—	—

Total distributions paid to common shareholders	(.62)		(1.29)	(1.20)	(1.28)	(1.31)	(.97)

Offering costs charged to paid in capital	—		—	—	—	(.01)	(.14)

Net asset value per common share, end of period	$14.99		$15.15	$14.93	$15.52	$15.00	$13.57

Market value, end of period	$14.77		$15.15	$13.72	$16.14	$15.85	$14.45

Total investment return based on:D
Market value	1.54	%H	20.43%	(7.83)%	10.79%	21.56%	1.98	%H
Net asset value	3.06	%H	10.67%	4.31%	12.57%	20.81%	1.87	%H
Ratios to Average Net Assets Applicable to Common Shareholders:E
Total expenses (including interest expense)	1.92	%F	1.86%	1.63%	1.17%	1.24%	1.55	%F
Expenses (including interest expense) net of waivers, if any	1.92	%F	1.86%	1.63%	1.17%	1.24%	1.55	%F
Expenses (including interest expense) net of all reductions	1.92	%F	1.86%	1.63%	1.17%	1.24%	1.55	%F
Expenses (excluding interest expense) net of all reductions	1.17	%F	1.15%	1.13%	1.13%	1.24%	1.07	%F
Net investment incomeG	7.05	%F	7.18%	7.58%	8.22%	8.55%	9.37	%F
Supplemental Data:
Portfolio turnover rate	38.3	%H	65.0%	41.0%	39.0%	38.0%	111.0	%H
Net assets applicable to common shareholders, end of period (in thousands)	$171,948		$173,707	$171,010	$177,288	$169,772	$150,614
Preferred share information at the end of the period:
Aggregate amount outstanding (in thousands)	$72,000		$72,000	$72,000	$72,000	$72,000	$72,000
Asset coverage on preferred shares, end of periodI	339%		341%	337%	346%	336%	309%
Liquidation and market value per share (in thousands)	$25		$25	$25	$25	$25	$25

A	For the period March 28, 2002 (commencement of operations) to December 31, 2002.
B	Net of sales load of $0.68 on initial shares issued.
C	Computed using average daily shares outstanding.
D

Total investment return is calculated assuming a purchase of common shares on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.

E

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

F	Annualized.
G

Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratios of net investment income before preferred share dividends to average net assets of common shareholders are 8.64%, 9.21%, 8.99%, 8.85%, 9.11% and 9.66%, respectively.

H	Not annualized.
I	Asset coverage on preferred shares equals the net assets of common shares plus the redemption value of the preferred shares divided by the value of outstanding preferred stock.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities. The ability of the issuers of the securities held by the Fund to meet their obligations might be affected by, among other things, economic developments in a specific state, industry or region.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2007, security transactions (excluding short-term investments) were as follows:

Purchases		Proceeds from Sales
U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other
$74,467	$25,034	$78,507	$28,971

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a

Semi-Annual Report to Shareholders

fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price, thereby determining the yield to the buyer during the buyer’s holding period. A reverse repurchase agreement involves the risk, among others, that the market value of the collateral retained by the fund may decline below the price of the securities the fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon valuations furnished by an independent pricing service and the change, if any, is recorded as unrealized appreciation or depreciation.

Forward Currency Exchange Contracts

As part of its investment program, the Fund may utilize forward currency exchange contracts. Forward foreign exchange contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in the contract’s market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contact at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency exchange contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency exchange contracts used for hedging purposes limit the risk of loss due to the decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Fund had no outstanding forward foreign currency exchange contracts as of June 30, 2007.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must maintain collateral in a segregated account consisting of liquid assets with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date.

The Fund had no open short sales as June 30, 2007.

Distributions to Common Shareholders

Investment income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Use of Estimates

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

3. Financial Instruments:

Option Transactions

As part of its investment program, the Fund may utilize options. Options may be written (sold) or purchased by the Fund. When the Fund purc hases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market

Semi-Annual Report to Shareholders

daily. When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of assets and liabilities. The risk in writing a covered call option is that the Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

There was no activity in written options during the six months ended June 30, 2007.

Futures

Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund may enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The open futures positions and related appreciation or depreciation at June 30, 2007 are listed at the end of the Fund’s portfolio of investments.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Reverse Repurchase Agreements

As of June 30, 2007, the Fund had entered into a reverse repurchase agreement (“Reverse Repurchase Agreement”) with Deutsche Bank. The Reverse Repurchase Agreement which matured on July 10, 2007, was recorded at cost and was collateralized by U.S. Government securities and corporate bonds with a par value of $21,432 and a market value as of June 30, 2007, of $21,263.

For the six months ended June 30, 2007, the average amount of reverse repurchase agreements outstanding was $21,369 and the daily weighted average interest rate was 5.22%.

Broker	Interest Rate	Maturity	Amount
Deutsche Bank	4.50%	7/10/07	$1,509
Deutsche Bank	4.95	7/10/07	1,391
Deutsche Bank	5.05	7/10/07	2,631
Deutsche Bank	5.17	7/10/07	9,189
Deutsche Bank	5.45	7/10/07	5,362

			$20,082

Swap Agreements

The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Swaps may be considered to be illiquid. Periodic payments and premiums received or made by a Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with swap contracts. Risks may exceed amounts recognized on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Semi-Annual Report to Shareholders

The following is a summary of open credit default swap contracts outstanding as of June 30, 2007.

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1-Month LIBORB + 160 bp*, due 6/25/35)	June 25, 2035	1.28%	Specified Amount upon credit event noticeA	$43	$3

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1-Month LIBORB + 250 bp*, due 6/25/35)	June 25, 2035	2.05%	Specified Amount upon credit event noticeA	43	3

Credit Suisse First Boston USA (ACE Securities Corporation, 1-Month LIBORB + 138 bp*, due 2/25/35)	February 25, 2035	1.31%	Specified Amount upon credit event noticeA	43	4

Credit Suisse First Boston USA (ACE Securities Corporation 2005-HE1, 1-Month LIBORB + 220 bp*, due 2/25/35)	February 25, 2035	2.06%	Specified Amount upon credit event noticeA	43	5

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust, 1-Month LIBORB + 190 bp*, due 10/25/34)	October 25, 2034	1.37%	Specified Amount upon credit event noticeA	58	5

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1-Month LIBORB + 130 bp*, due 3/25/35)	March 25, 2035	1.31%	Specified Amount upon credit event noticeA	43	4

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1-Month LIBORB + 200 bp*, due 3/25/35)	March 25, 2035	2.18%	Specified Amount upon credit event noticeA	43	7

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4, 1-Month LIBORB + 300 bp*, due 3/25/34)	March 25, 2034	2.20%	Specified Amount upon credit event noticeA	58	4

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1-Month LIBORB + 225 bp*, due 11/25/34)	November 25, 2034	1.33%	Specified Amount upon credit event noticeA	43	2

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1-Month LIBORB + 350 bp*, due 11/25/34)	November 25, 2034	2.15%	Specified Amount upon credit event noticeA	43	4

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3, 1-Month LIBORB + 315 bp*, due 11/25/34)	November 25, 2034	2.18%	Specified Amount upon credit event noticeA	$24	$2

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust, 1-Month LIBORB + 180 bp*, due 11/25/34)	November 25, 2034	1.31%	Specified Amount upon credit event noticeA	43	3

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBORB + 135 bp*, due 1/25/35)	January 25, 2035	1.31%	Specified Amount upon credit event noticeA	43	4

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBORB + 200 bp*, due 1/25/35)	January 25, 2035	2.08%	Specified Amount upon credit event noticeA	43	5

Credit Suisse First Boston USA (IndyMAC Home Equity Loan Asset-Backed Trust 2004-C, 1-Month LIBORB + 190 bp*, due 3/25/35)	March 25, 2035	1.28%	Specified Amount upon credit event noticeA	43	4

Credit Suisse First Boston USA (IndyMAC Home Equity Loan Asset-Backed Trust 2004-C, 1-Month LIBORB + 325 bp*, due 3/25/35)	March 25, 2035	2.05%	Specified Amount upon credit event noticeA	43	5

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1, 1-Month LIBORB + 350 bp*, due 2/25/34)	February 25, 2034	2.15%	Specified Amount upon credit event noticeA	22	1

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1-Month LIBORB + 170 bp*, due 2/25/35)	February 25, 2035	1.31%	Specified Amount upon credit event noticeA	43	3

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1-Month LIBORB + 275 bp*, due 2/25/35)	February 25, 2035	2.08%	Specified Amount upon credit event noticeA	43	6

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1-Month LIBORB + 240 bp*, due 12/25/34)	December 25, 2034	2.08%	Specified Amount upon credit event noticeA	43	5

Semi-Annual Report to Shareholders

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1-Month LIBORB + 153 bp*, due 12/25/34)	December 25, 2034	1.31%	Specified Amount upon credit event noticeA	$43	$3

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1, 1-Month LIBORB + 225 bp*, due 9/25/35)	September 25, 2035	2.05%	Specified Amount upon credit event noticeA	43	1

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4, 1-Month LIBORB + 375 bp*, due 4/25/35)	April 25, 2035	2.15%	Specified Amount upon credit event noticeA	58	3

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1, 1-Month LIBORB + 135 bp*, due 9/25/35)	September 25, 2035	1.28%	Specified Amount upon credit event noticeA	43	2

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1-Month LIBORB + 130 bp*, due 10/25/35)	October 25, 2035	1.28%	Specified Amount upon credit event noticeA	43	4

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1-Month LIBORB + 205bp*, due 10/25/35)	October 25, 2035	2.05%	Specified Amount upon credit event noticeA	43	5

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1-Month LIBORB + 130 bp*, due 1/25/35)	January 25, 2035	1.31%	Specified Amount upon credit event noticeA	43	3

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1-Month LIBORB + 215 bp*, due 1/25/35)	January 25, 2035	2.18%	Specified Amount upon credit event noticeA	43	4

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2, 1-Month LIBORB + 325 bp*, due 8/25/34)	August 25, 2034	2.15%	Specified Amount upon credit event noticeA	58	3

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1-Month LIBORB + 140 bp*, due 3/25/35)	March 25, 2035	1.31%	Specified Amount upon credit event noticeA	$43	$2

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1-Month LIBORB + 205 bp*, due 3/25/35)	March 25, 2035	2.18%	Specified Amount upon credit event noticeA	43	4

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1-Month LIBORB + 135 bp*, due 6/25/35)	June 25, 2035	1.28%	Specified Amount upon credit event noticeA	43	3

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1-Month LIBORB + 195 bp*, due 6/25/35)	June 25, 2035	2.05%	Specified Amount upon credit event noticeA	43	4

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1-Month LIBORB + 155 bp*, due 1/25/36)	January 25, 2036	1.36%	Specified Amount upon credit event noticeA	43	4

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1-Month LIBORB + 250 bp*, due 1/25/36)	January 25, 2036	2.18%	Specified Amount upon credit event noticeA	43	6

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1, 1-Month LIBORB + 230 bp*, due 6/25/34)	June 25, 2034	1.37%	Specified Amount upon credit event noticeA	58	2

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBORB + 165 bp*, due 1/25/35)	January 25, 2035	1.28%	Specified Amount upon credit event noticeA	43	5

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBORB + 260 bp*, due 1/25/35)	January 25, 2035	2.05%	Specified Amount upon credit event noticeA	43	6

Merrill Lynch (iBoxx CDX NA IG)	June 20, 2010	Specified Amount upon credit event noticeC	0.40% Quarterly	15,000	182

				$16,669	$325

A	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000 per $1,000 notional.
B	As of June 30, 2007, the 1 month London Interbank Offered Rate was 5.32%.
C	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000 per $1,000 notional.
*	100 basis points = 1%

Semi-Annual Report to Shareholders

4. Common Shares (amounts are not in thousands):

Of the 11,467,819 shares of common stock outstanding at June 30, 2007, Western Asset owns 10,539 shares.

5. Preferred Shares (amounts are not in thousands):

There are 2,880 shares of Auction Market Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as set forth in the Fund’s Agreement and Declaration of Trust, as amended to date, and its Bylaws, as amended to date (the “Bylaws”), or as otherwise determined by the Trustees. The 2,880 Preferred Shares outstanding consist of two series, 1,440 shares of Series M and 1,440 shares of Series W. The Preferred Shares have a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

Dividends on the Series M and Series W Preferred Shares are cumulative and are paid at a rate typically reset every seven and twenty-eight days, respectively, based on the results of an auction. Dividend rates ranged from 5.05% to 5.25% between January 1, 2007 to June 30, 2007. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on the second business day preceding any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not earned or declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Bylaws are not satisfied.

Preferred shareholders, who are entitled to one vote per Preferred Share, generally vote as a single class with the common shareholders, but will vote separately as a class (and, in certain circumstances, vote separately by series) with respect to certain matters set forth in the Bylaws. The preferred shareholders are entitled to elect two Trustees of the Fund.

6. Securities Lending

Subject to applicable restrictions in the Fund’s Bylaws, the Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. As of June 30, 2007, there were no securities on loan.

7. Transactions with Affiliates:

The Fund has a management agreement with Western Asset Management Company (“Western Asset”). Pursuant to the terms of the management agreement, the Fund pays Western Asset an annual fee, payable monthly, in an amount equal to 0.55% of the average weekly value of the Fund’s total managed assets. “Total managed assets” means the total assets of the Fund (including any assets attributable to leverage) minus accrued liabilities (other than liabilities representing leverage). The liquidation preference of any Preferred Shares outstanding is not considered a liability. Pursuant to a Portfolio Management Agreement between Western Asset and Western Asset Management Company Limited (“WAML”), Western Asset pays a portion of the fees it receives from the Fund to WAML at an annual rate of 0.425% of the average weekly value of the Fund’s total managed assets that WAML manages. Western Asset and WAML are wholly owned subsidiaries of Legg Mason, Inc.

On May 1, 2007, Legg Mason Fund Adviser, Inc. replaced Princeton Administrators, LLC (“Princeton”) as administrator for the Fund. Under the terms of the Administration Agreement among the Fund, Western Asset and Legg Mason Fund Adviser, Inc. (“LMFA”), Western Asset pays LMFA, a monthly fee at an annual rate of 0.125% of the Fund’s average weekly total managed assets, subject to a monthly minimum fee of $12,500. The compensation arrangements between the Fund and LMFA are identical to the previous arrangements between the Fund and Princeton.

8. Trustee Compensation (amounts are not in thousands):

Each Independent Trustee receives an aggregate fee of $60,000 annually for serving on the combined Board of Trustees/Directors of the Fund, Western Asset Income Fund and Western Asset Funds, Inc. Each Trustee also receives a fee of $7,500 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in each telephonic

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

meeting. The Chairman of the Board and the Chairman of the Audit Committee each receive an additional $25,000 per year for serving in such capacities. Each member of the Audit Committee receives a fee of $5,000 for serving as a member of the Audit Committee. Other committee members receive $2,500 for serving as a member of each committee upon which they serve. Committee members also receive a fee of $2,500 for participating in each telephonic committee meeting. All such fees are allocated among the Fund, Western Asset Income Fund and Western Asset Funds, Inc. according to each such investment company’s average annual net assets. Mr. Olson receives from Western Asset an aggregate fee of $60,000 annually for serving on the combined Board of Trustees/Directors of the Fund, Western Asset Income Fund and Western Asset Funds, Inc., as well as a fee of $7,500 and related expenses for each meeting of the Board attended in person and a fee of $2,500 for participating in each telephonic meeting.

9. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. Management has evaluated the impact of FIN 48 on the Fund and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. FIN 48 became effective for fiscal periods beginning after December 15, 2006 with implementation for calendar year-end mutual funds required by June 29, 2007.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

10. Shareholder Meeting Results (share amounts are not in thousands):

The Fund’s annual meeting of shareholders was held on May 8, 2007. Of the 11,466,519 common shares outstanding, the following shares were voted at the meeting:

	For	Withheld
Election of Trustees:
Ronald J. Arnault	11,123,343	87,796
Anita L. DeFrantz	11,123,882	87,257
R. Jay Gerken	11,118,884	92,255
Ronald L. Olson	11,125,713	85,426
Avedick B. Poladian	11,120,400	90,738

Of the 2,880 preferred shares outstanding, the following shares were voted at the meeting:

	For	Withheld
Election of Trustees:
Ronald J. Arnault	2,604	—
Anita L. DeFrantz	2,604	—
R. Jay Gerken	2,604	—
Ronald L. Olson	2,603	1
Avedick B. Poladian	2,603	1
William E.B. Siart	2,604	—
Jaynie Miller Studenmund	2,604	—

Western Asset Premier Bond Fund

The Board of Trustees

William E. B. Siart, Chairman

R. Jay Gerken

Ronald J. Arnault

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Officers

R. Jay Gerken, President

D. Daniel Fleet, Vice President

Gavin L. James, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Marie K. Karpinski, Principal Financial and Accounting Officer

Todd F. Kuehl, Chief Compliance Officer

Erin K. Morris, Treasurer

Susan C. Curry, Assistant Treasurer

Lisa G. Mrozek, Secretary

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

10 Exchange Place

London, England EC2A2EN

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, Massachusetts 02103

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

100 East Pratt Street

Baltimore, Maryland 21202

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

This report is transmitted to the shareholders of Western Asset Premier Bond Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Trustees and on such terms as the Board of Trustees shall determine.

WEA-SAR-07 TN07-819

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a) (3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By: /s/ R. Jay Gerken

R. Jay Gerken

President

Western Asset Premier Bond Fund

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken

R. Jay Gerken

President

Western Asset Premier Bond Fund

Date: August 20, 2007

By: /s/ Marie K. Karpinski

Marie K. Karpinski

Principal Financial and Accounting Officer

Western Asset Premier Bond Fund

Date: August 17, 2007